Equity (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of stock option activities
	Year ended December 31, 2018
	Amount of options	Weighted average exercise	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at January 1, 2018	2,107,413	9.67	4.25	$4,084
Granted	317,000	10.20
Exercised	(223,570)	4.40
Expired and forfeited	(145,661)	10.79

Outstanding at December 31, 2018	2,055,182	9.86	3.80	$2,594

Vested and expected to vest	2,023,254	9.85	3.78	$2,570

Exercisable at December 31, 2018	829,133	8.31	2.47	$2,134

Schedule of options outstanding under stock option plans
					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
	December 31,	contractual	exercise	December 31,	Options
Ranges of exercise price	2018	Term	price	2018	Exercisable
		(Years)	$		$

0.88-1.48	25,703	1.18	1.08	25,703	1.08
4.12-5.67	103,000	0.83	5.62	103,000	5.62
6.32-6.91	45,750	1.47	6.67	38,250	6.74
7.82	300,000	2.34	7.82	300,000	7.82
8.67-9.18	95,000	3.48	9.10	40,000	9.18
9.33-9.80	413,229	4.33	9.53	157,180	9.44
10.18-10.81	217,500	3.45	10.46	112,500	10.40
11.43-12.53	810,000	4.78	11.54	33,750	12.27
12.62-13.5	45,000	3.78	12.91	18,750	12.80

	2,055,182	3.80	9.86	829,133	8.31